Acquisitions and Other Business Activities (Schedule of Solid Concepts transaction) (Details) - USD ($) $ in Thousands		9 Months Ended
	Jul. 14, 2014	Sep. 30, 2015	Sep. 30, 2014
Acquisitions and Other Business Activities [Line Items]
Cash paid upon closing		$ 10,414	$ 148,207
Total fair value of consideration transferred		$ 10,414	$ 329,217
Solid Concepts Inc [Member]
Acquisitions and Other Business Activities [Line Items]
Issuance of ordinary shares	$ 97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total fair value of consideration transferred	$ 185,414